23 Deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax
Gross losses	£ 63,183	£ 49,565	£ 40,741
Potential deferred tax asset	£ 13,076	£ 8,426	£ 6,926